39. Insurance (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Tables
Insurance Policies

	End	Insured
Policy	of term	amount
Nominated Risks	08.24.2018	2,172,442
Operational risks - HPP Governador Jayme Canet Junior	11.23.2018	799,290
Operational risks - UEG Araucária (a)	05.31.2018	725,286
Operational risks - Brisa Potiguar	06.27.2018	720,713
Fire - Company - owned and rented facilities	08.24.2018	597,716
Operational risks - São Bento	06.27.2018	449,928
Legal guarantee - Office of the General Counsel to the National Treasury	05.11.2018	291,396
Multi-risk - Elejor	03.11.2019	197,800
D&O Insurance (a)	03.28.2019	82,700
Aviation insurance (hull and civil liability) (a)	01.30.2019	80,197
(a) The values of the insured of operating risks - UEG Araucária and Seguro Aeronáutico have been translated from USD into BRL, with the current rate R$3.3080, as of 12.31.2017.